March 3, 2015

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Growth and Income Fund, Inc.
 1933 Act File No.: 33-44004
 1940 Act File No.: 811-6474
 CIK No.: 0000881780

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 37 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 26, 2015.

Please address any comments or questions to my attention at 212-922-7192.

Sincerely,

/s/ Talia Delgado
Talia Delgado
Paralegal